Net Foreign Exchange Loss	12 Months Ended
Jun. 30, 2023
Net Foreign Exchange Loss Gain [Abstract]
Net Foreign Exchange Loss

Note 14. Net Foreign Exchange Loss

	2023	2022	2021

	US$	US$	US$
Net foreign exchange (loss)/gain	(489,137)	(2,813,993)	(11,011,961)
Total net foreign exchange (loss)/gain	(489,137)	(2,813,993)	(11,011,961)

Exchange differences arising on the translation of monetary items are recognized in the Statements of Profit and Loss and other Comprehensive Income. After the Company’s US IPO where the Company raised US$128 million, the Company entered into an Australian dollar denominated term deposit worth US$100 million (AUD141.9million) maturing on February 3, 2021. The Company simultaneously entered into a foreign currency exchange contract under which the term deposit converted back to US dollars at effectively the same foreign exchange rate as when the term deposit was entered into. As the Group’s functional currency was the Australian dollar (A$) until December 31, 2020, the Group recorded a foreign exchange loss of US$9milion in relation to this transaction.